Disclosure of Fair Value of Financial Instruments - Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2016	Mar. 31, 2016
Assets:
Total assets	$ 73,498	$ 10,675
Money Market Funds [Member]
Assets:
Total assets	7,588	10,675
U.S. Treasury Securities [Member]
Assets:
Total assets	9,995
Non-U.S. Government Securities [Member]
Assets:
Total assets	19,991
Corporate Securities [Member]
Assets:
Total assets	35,924
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Assets:
Total assets	7,588	10,675
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member] | Money Market Funds [Member]
Assets:
Total assets	7,588	$ 10,675
Significant Other Observable Inputs (Level 2 Inputs) [Member]
Assets:
Total assets	65,910
Significant Other Observable Inputs (Level 2 Inputs) [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets	9,995
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Non-U.S. Government Securities [Member]
Assets:
Total assets	19,991
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Corporate Securities [Member]
Assets:
Total assets	$ 35,924